Operating costs - Average number of employees (Detail) - employee	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Average number of employees	28,420	29,917	30,433
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,410	2,406	2,251
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Average number of employees	3,609	3,747	4,074
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	4,338	4,625	4,898
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,610	2,536	2,573
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	7,038	8,008	8,690
Operating segments | ISC
Disclosure of operating segments [line items]
Average number of employees	4,919	4,227	4,244
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	4,496	4,368	3,703